Schedule of investments
Delaware Ivy VIP Science and Technology
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.73%♦
Communication Services — 18.59%
Meta Platforms Class A	116,669	$ 56,652,133
Netflix †	31,614	19,200,131
Pinterest Class A †	704,214	24,415,099
Take-Two Interactive Software †	60,540	8,989,585
T-Mobile US	56,084	9,154,030
		118,410,978
Consumer Discretionary — 8.13%
Amazon.com †	186,914	33,715,547
DraftKings Class A †	204,963	9,307,370
Luminar Technologies †	663,455	1,307,007
MercadoLibre †	4,929	7,452,451
		51,782,375
Healthcare — 3.90%
Exact Sciences †	22,584	1,559,651
Intuitive Surgical †	32,955	13,152,011
Ionis Pharmaceuticals †	147,563	6,396,856
Repligen †	20,110	3,698,631
		24,807,149
Industrials — 1.55%
Copart †	118,898	6,886,572
WNS Holdings †	59,649	3,014,064
		9,900,636
Information Technology — 66.56%
Advanced Micro Devices †	89,086	16,079,132
Ambarella †	112,498	5,711,523
Analog Devices	32,893	6,505,907
Apple	71,259	12,219,493
Arista Networks †	15,470	4,485,991
ARM Holdings ADR †	46,714	5,838,783
ASML Holding	26,705	25,916,401
Autodesk †	45,529	11,856,662
Broadcom	24,428	32,377,116
Cadence Design Systems †	67,841	21,117,547
Intuit	29,713	19,313,450
Keysight Technologies †	42,354	6,623,319
Lam Research	25,056	24,343,658
Microchip Technology	75,237	6,749,511
Micron Technology	130,071	15,334,070
Microsoft	133,147	56,017,606
NVIDIA	66,257	59,867,175
ON Semiconductor †	68,059	5,005,739
Seagate Technology Holdings	358,481	33,356,657
Shopify Class A †	66,132	5,103,406
Taiwan Semiconductor Manufacturing ADR	109,629	14,915,025
Universal Display	11,759	1,980,804
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Workday Class A †	49,427	$ 13,481,214
Zebra Technologies Class A †	65,548	19,758,789
		423,958,978
Total Common Stocks (cost $425,694,380)		628,860,116

Short-Term Investments — 1.22%
Money Market Mutual Funds — 1.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	1,952,057	1,952,057
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,952,057	1,952,057
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,952,054	1,952,054
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,952,056	1,952,056
Total Short-Term Investments (cost $7,808,224)		7,808,224

Total Value of Securities—99.95% (cost $433,502,604)		636,668,340
Receivables and Other Assets Net of Liabilities—0.05%		286,724
Net Assets Applicable to 24,081,138 Shares Outstanding—100.00%		$636,955,064
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV089 [0324] 0524 (3566322)    1